Equity Compensation Plan (Details 1) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate	1.10%	1.75%
Expected term	7 years 6 months	10 years	10 years
Expected volatility	81.00%	78.00%	78.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Grant date fair value of common stock	$ 2.45	$ 1.50	$ 1.50	$ 1.50
Minimum [Member]
Risk-free interest rate			0.62%	1.60%
Expected term				3 years 6 months
Expected volatility				77.00%
Maximum [Member]
Risk-free interest rate			1.75%	1.72%
Expected term				5 years 9 months
Expected volatility				79.00%